CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Profit/(loss) for the year	$ 35	$ 1,458	$ (94)
Items that will not be reclassified to income statement
Remeasurement of employee benefit obligations	(68)	(102)	15
Total other comprehensive (expense)/income for the year	(67)		84
Attributable to:
Equity owners	(54)	(312)	(173)
Aggregate continuing and discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Profit/(loss) for the year	35	1,458	(94)
Foreign currency translation adjustments:
Arising in the year	(74)	47	75
Foreign currency translation adjustments	(74)	47	75
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve	(24)	54	54
Movement out of reserve to income statement	53	(10)	(73)
Movement in deferred tax	(7)	1	5
Effective portion of changes in fair value of cash flow hedges	22	45	(14)
(Loss)/gain recognized on cost of hedging
New fair value adjustments into reserve		(8)	15
Movement out of reserve		(12)	(2)
(Loss)/gain recognized on cost of hedging - Total		(20)	13
Share of other comprehensive income in equity accounted joint venture	26	5
Items that will not be reclassified to income statement
Remeasurement of employee benefit obligations	(68)	(140)	11
Deferred tax movement on employee benefit obligations	24	32	(1)
Total of items that will not be reclassified to income statement	(44)	(108)	10
Share of other comprehensive income in equity accounted joint venture	3	2
Total other comprehensive (expense)/income for the year	(67)	(29)	84
Total comprehensive income/(expense) for the year	(32)	1,429	(10)
Attributable to:
Equity owners	(32)	1,429	(10)
Total comprehensive income/(expense) for the year	(32)	1,429	(10)
Discontinued operations
Items that will not be reclassified to income statement
Remeasurement of employee benefit obligations		(38)	(4)
Attributable to:
Equity owners	$ 22	$ 1,741	$ 163